Financial Assets - Summary of Financial Assets at Amortized Cost (Parenthetical) (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets	$ 1,064	$ 148	$ 42	$ 459
Borrowing Agreements
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets	$ 57,398	$ 42,052